Columbia Greater China Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Greater China Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 22.9%
Entertainment 3.8%
NetEase, Inc.	66,500	1,607,854
Tencent Music Entertainment Group, ADR	8,328	140,244
Total		1,748,098
Interactive Media & Services 19.1%
Kanzhun Ltd., ADR(a)	12,368	209,761
Tencent Holdings Ltd.	134,800	8,498,150
Total		8,707,911
Total Communication Services		10,456,009
Consumer Discretionary 31.9%
Automobile Components 3.4%
Fuyao Glass Industry Group Co., Ltd. Class H	118,400	845,753
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	162,800	715,896
Total		1,561,649
Automobiles 5.1%
BYD Co., Ltd., Class H	42,000	2,087,318
Yadea Group Holdings Ltd.	164,000	249,793
Total		2,337,111
Broadline Retail 14.1%
Alibaba Group Holding Ltd.	339,068	4,827,587
PDD Holdings, Inc., ADR(a)	17,069	1,647,329
Total		6,474,916
Diversified Consumer Services 0.7%
New Oriental Education & Technology Group, Inc.	65,800	310,691
Hotels, Restaurants & Leisure 6.4%
DPC Dash Ltd.(a)	7,600	92,079
Meituan, Class B(a)	68,770	1,189,353
Trip.com Group Ltd., ADR	26,650	1,669,623
Total		2,951,055
Household Durables 1.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	68,130	438,466
Leisure Products 0.5%
Bloks Group Ltd.(a)	11,100	215,468
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.3%
Pop Mart International Group, Ltd.	4,800	134,150
Textiles, Apparel & Luxury Goods 0.4%
Shenzhou International Group Holdings Ltd.	23,000	166,330
Total Consumer Discretionary		14,589,836
Consumer Staples 5.4%
Beverages 4.0%
Eastroc Beverage Group Co., Ltd., Class A	25,666	1,139,445
Kweichow Moutai Co., Ltd., Class A	3,200	673,649
Total		1,813,094
Food Products 0.5%
Uni-President China Holdings Ltd.	192,000	249,761
Personal Care Products 0.9%
Giant Biogene Holding Co., Ltd.	22,200	200,066
Proya Cosmetics Co., Ltd., Class A	18,512	227,090
Total		427,156
Total Consumer Staples		2,490,011
Financials 12.9%
Banks 10.1%
Bank of China Ltd., Class H	252,000	146,010
China Construction Bank Corp., Class H	2,792,340	2,496,568
China Merchants Bank Co., Ltd., Class H	199,000	1,232,074
Industrial & Commercial Bank of China Ltd., Class H	1,042,000	755,735
Total		4,630,387
Capital Markets 0.3%
Hong Kong Exchanges and Clearing Ltd.	2,800	140,068
Insurance 2.5%
AIA Group Ltd.	55,200	459,492
Ping An Insurance Group Co. of China Ltd., Class H	116,000	677,508
Total		1,137,000
Total Financials		5,907,455
Health Care 2.7%
Biotechnology 0.3%
Akeso, Inc.(a)	13,000	138,935

Columbia Greater China Fund  | 2025

Portfolio of Investments  (continued)
Columbia Greater China Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	19,200	599,504
Health Care Providers & Services 0.6%
New Horizon Health Ltd.(a),(b),(c)	287,500	259,227
Health Care Technology 0.3%
Medlive Technology Co., Ltd.	85,484	136,506
Life Sciences Tools & Services 0.2%
WuXi XDC Cayman, Inc.(a)	18,500	94,024
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Total Health Care		1,228,196
Industrials 9.0%
Electrical Equipment 3.6%
Contemporary Amperex Technology Co., Ltd., Class A	26,680	921,299
Sieyuan Electric Co., Ltd., Class A	74,100	741,389
Total		1,662,688
Ground Transportation 2.8%
DiDi Global, Inc., ADR(a)	56,734	260,125
Full Truck Alliance Co., Ltd., ADR	88,480	1,029,023
Total		1,289,148
Machinery 2.4%
AirTac International Group	10,000	306,850
Techtronic Industries Co., Ltd.	22,500	250,613
Yutong Bus Co., Ltd.	157,800	540,750
Total		1,098,213
Professional Services 0.2%
Centre Testing International Group Co., Ltd., Class A	47,200	73,023
Total Industrials		4,123,072
Information Technology 11.1%
IT Services 0.8%
GDS Holdings Ltd., ADR(a)	15,755	373,236
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Alchip Technologies Ltd.	2,000	182,797
MediaTek, Inc.	11,000	451,645
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	829,245
Total		1,463,687
Software 0.6%
Beijing Kingsoft Office Software, Inc., Class A	6,494	253,487
Technology Hardware, Storage & Peripherals 6.5%
Quanta Computer, Inc.(a)	20,000	176,928
Xiaomi Corp.(a)	437,800	2,818,124
Total		2,995,052
Total Information Technology		5,085,462
Materials 1.5%
Metals & Mining 1.5%
China Hongqiao Group Ltd.	89,000	158,150
Zijin Mining Group Co., Ltd., Class H	246,000	546,825
Total		704,975
Total Materials		704,975
Real Estate 0.9%
Real Estate Management & Development 0.9%
KE Holdings, Inc., ADR	20,899	385,795
Total Real Estate		385,795
Total Common Stocks (Cost $27,703,183)		44,970,811

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(d),(e)	1,209,589	1,209,226
Total Money Market Funds (Cost $1,209,170)		1,209,226
Total Investments in Securities (Cost: $28,912,353)		46,180,037
Other Assets & Liabilities, Net		(427,506)
Net Assets		45,752,531
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $259,227, which represents 0.57% of total net assets.

(c)	Valuation based on significant unobservable inputs.
Columbia Greater China Fund  | 2025

Portfolio of Investments  (continued)
Columbia Greater China Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(e)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	1,144,787	13,567,997	(13,503,562)	4	1,209,226	19	24,018	1,209,589
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Greater China Fund  | 2025

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3QT158_08_R01_(07/25)